Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Summary Of Future Minimum Commitments

As of December 31, 2025, future minimum commitments under the Company’s data rights license agreements accounted for as executory contracts are as follows (in thousands):

(in thousands)
2026	$331,078
2027	366,235
2028	397,126
2029	325,668
2030	90,384
Thereafter	2,191
Total	$1,512,682